Reverse Stock-Split and Increase in Authorized Shares of Common Stock (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended
	Nov. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023
Cash		$ 5,902,199	$ 1,578,721			$ 1,578,721
Working capital deficit			9,700,000			9,700,000
Net loss		75,018	2,902,403	$ 78,513,093	$ 3,543,950	84,959,446
Net cash used In operating activities		3,393,888				5,933,467
Accumulated deficit		4,921,178	89,880,624			$ 89,880,624
Common Stock [Member]
Net loss
Subsequent Event [Member] | Minimum [Member]
Stock issued during period shares reverse stock splits	111,000,000
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member]
Stock issued during period shares reverse stock splits	110,000,000
Subsequent Event [Member] | Maximum [Member]
Stock issued during period shares reverse stock splits	251,000,000
Subsequent Event [Member] | Maximum [Member] | Common Stock [Member]
Stock issued during period shares reverse stock splits	250,000,000